Operating Leases - Schedule of Property on Operating Lease (Details) - Building	Dec. 31, 2020 CNY (¥)
Property Subject To Or Available For Operating Lease [Line Items]
Building	¥ 53,049,213
Less: Accumulated depreciation	(20,497,038)
Property on Operating Lease, net	¥ 32,552,175